EMPLOYEE RELATED LIABILITIES (Schedule of Future Benefit Payments) (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Postretirement Medicare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2023	$ 59
2024	70
2025	69
2026	73
2027	81
2028 - 2032	455
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2023	1,018
2024	1,101
2025	1,173
2026	1,225
2027	1,261
2028 - 2032	$ 6,441